SCHEDULE OF RELATED PARTY TRANSACTIONS (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Related Party Transaction [Line Items]
Due from related parties	$ 158,414	$ 1,235,627		$ 4,799,338
Due to related parties				(1,134,071)
JFY & Co [Member]
Related Party Transaction [Line Items]
Due from related parties				501,728
Due to related parties				(112,400)
JFY CPA Limited [Member]
Related Party Transaction [Line Items]
Due from related parties	158,414	1,235,627		4,267,610
Due to related parties				(1,021,671)
Click Environmental Services Limited [Member]
Related Party Transaction [Line Items]
Due from related parties				$ 30,000